VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA-5NLNY of TFLIC
File No. 811-08160, CIK 0000914838
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5NLNY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the Semi Annual Report of the underlying funds of the following underlying management investment companies:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680)

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (CIK: 896435)

•	Columbia Funds Variable Insurance Trust (CIK 0000815425)

•	Federated Insurance Series (CIK: 912577)

•	Janus Aspen Series (CIK: 906185)

•	ING Investors Trust (CIK: 0000837276)

•	Schwab Annuity Portfolios (CIK: 918266)

•	Wells Fargo Advantage Variable Trust Funds (CIK: 1081402)

This filing constitutes the filing of those reports as required by Rule 30B2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi-Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Financial Life Insurance Company